Property, Plant and Equipment - Schedule of Depreciation Charge and Capital Work in Progress (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Direct costs (Note 7)	$ 12,665,993	$ 12,656,056
CWIP	926,098	910,644
Depreciation charge	$ 13,592,091	$ 13,566,700